CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (33,655)	$ (20,679)	$ (34,512)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	206	495	214
Remeasurement of financial instruments	18,017	(971)	5,948
Share-based compensation	3,095	7,774	9,750
Non-cash interest expense	16
Other financial expense (income), net	11	(62)	14
Changes in fair value of commitment to shareholder	(1,036)	(1,500)	3,445
Amortization of debt discount	14
Loss (gain) on amounts funded in respect of severance pay		23	(29)
Changes in operating assets and liabilities
Inventory	515	(16)	(352)
Accounts receivable, net	(40)
Other current assets	(2)	(394)	(324)
Other assets	(1,140)
Trade payables	(29)	623	(68)
Other accounts payable	(436)	1,208	1,523
Convertible loans	(284)
Accrued severance pay	(208)	28	37
Net cash used in operating activities	(14,956)	(13,471)	(14,354)
Cash flows from investing activities:
Amounts funded in respect of severance pay		(24)	(25)
Purchase of property and equipment	(38)	(253)	(238)
Net cash used in investing activities	(38)	(277)	(263)
Cash flows from financing activities:
Exercise of options		40	139
Proceeds from issuance of convertible loans	495	7,435
Proceeds from issuance of SAFE liability		2,350	18,267
Repayment of convertible loans	(1,100)
Proceeds from redeemable crossover preferred shares	13,000
Proceeds from bridge loans and warrants	2,049
Net cash provided by financing activities	14,444	9,825	18,406
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(11)	61	(12)
(Decrease) in cash and cash equivalents, and restricted cash	(561)	(3,862)	3,777
Cash, cash equivalents and restricted cash at the beginning of the year	1,142	5,004	1,227
Cash, cash equivalents and restricted cash at the end of the year	581	1,142	5,004
Supplemental disclosure of cash flow information:
Cash paid for income taxes		8	19
Cash paid for interest	284
Noncash investing and financing activities
Cashless exercise of stock options	157
Issuance of SAFE liability	1,465
Settlement of commitment to shareholder	$ 909